FINANCIAL RISK MANAGEMENT - CREDIT RISK - IMPAIRMENT OF FINANCIAL ASSETS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of loss provision for financial assets [line items]
Carrying amount	¥ 4,419,925	¥ 3,782,381
Trade receivables [member]
Disclosure of loss provision for financial assets [line items]
Carrying amount	4,419,925	3,782,381
Loss provison	(23,751)	(60,704)	¥ (61,135)
Portfolio 1 [member]
Disclosure of loss provision for financial assets [line items]
Carrying amount	¥ 121,287	¥ 202,484
ECL rates (as percent)	0.00%	0.00%
Loss provison	¥ 0	¥ 0
Portfolio 2 [member]
Disclosure of loss provision for financial assets [line items]
Carrying amount	¥ 4,145,617	¥ 3,429,198
ECL rates (as percent)	0.50%	1.68%
Loss provison	¥ (20,691)	¥ (57,690)
Portfolio 3 [member]
Disclosure of loss provision for financial assets [line items]
Carrying amount	¥ 153,021	¥ 150,699
ECL rates (as percent)	2.00%	2.00%
Loss provison	¥ (3,060)	¥ (3,014)